CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 83,045	$ 128,318
Trade and other receivables, net of allowance	11,695	2,878
Contract assets	18,000	11,700
Other current assets	11,157	5,779
Total current assets	123,897	148,675
Property, plant and equipment, net	19,689	14,148
Right of use assets	6,969	4,686
Equity Method Investment	10,561	24,752
Equity Security Investment	14,990	0
Other non-current assets	750	750
Total assets	176,856	193,011
Current liabilities:
Accounts payable	7,455	2,444
Other accrued liabilities	6,621	7,059
SAFE liability	28,986	28,271
Warrants	1,989	1,729
Contract liabilities	3,101	3,476
Accrued salaries and wages	7,031	4,261
Current lease liabilities	798	2,050
Total current liabilities	55,981	49,290
Non-current lease liabilities	6,615	3,283
Non-current contract liabilities	10,760	13,901
Brookfield SAFE liability	50,000	0
Other long-term liabilities	1,591	823
Total liabilities	124,947	67,297
Commitments and Contingencies
Redeemable convertible preferred stock, $0.0001 par value; 29,747,033 shares authorized, 29,521,810 shares issued and outstanding as of December 31, 2022 and December 31, 2021, respectively	480,631	480,631
Shareholders’ Deficit
Common stock, $0.0001 par value; 36,327 shares authorized, 2,382,358 and 2,106,934 shares issued and outstanding as of December 31, 2022 and December 31, 2021, respectively	0	0
Additional paid-in capital	24,783	21,711
Accumulated other comprehensive income	2,740	3,261
Accumulated deficit	(456,245)	(379,889)
Total shareholders’ deficit	(428,722)	(354,917)
Total liabilities, contingently redeemable preferred stock, and shareholders' deficit	$ 176,856	$ 193,011